Organization and Principal Activities (Details)	Aug. 28, 2024 $ / shares shares	Aug. 26, 2024 $ / shares shares	May 24, 2024 CNY (¥)	May 06, 2022	Mar. 01, 2022 $ / shares shares	Jan. 17, 2022	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jul. 27, 2022 CNY (¥)	Feb. 21, 2022
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)								$ 0.0005
Common stock, share subscribed (in Shares) | shares					1
Cash (in Yuan Renminbi) | ¥			¥ 20,000,000						¥ 100,000
Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)					$ 1
Hangzhou Hanshi Medical Equipment Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares										60.00%
Shanghai Saitumofei [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares			13.33%						51.00%
Percentage of voting rights			86.67%
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share)	$ 4
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)							$ 1
Common Stock [Member] | LWY GROUP LTD [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)					$ 1
Hangzhou Shanyou [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage						95.00%
Baiming Yu [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					50.00%	3.35%
Liwei Zhang [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					5.00%	1.65%
Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					45.00%
Permanent Residence Certificate Subsidiaries [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					45.00%
Work Hangzhou [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage				100.00%
Huangshan Fund [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage			44.2017%
IPO [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares		2,000,000
Price per share (in Dollars per share)		$ 4
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares	91,942